INVENTORY (Details) (USD $)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Raw material	$ 73,699	$ 84,171	$ 144,430
Work in process	3,175,624	3,989,995	3,395,956
Total	$ 3,249,323	$ 4,074,166	$ 3,540,386